Concentration of risks (Detail Textuals)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Concentration of risks
Description of individual borrowings for revenue and loan and advances	10% or more	10% or more	10% or more
Percentage of appreciation in foreign currency			5.80%
Percentage of depreciation in foreign currency	1.30%	5.40%